Summary of Significant Accounting Policies - Securities Excluded from the Computation of Potentially Dilutive Securities (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	7,101,126	8,874,291
Employee Stock Option
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	4,996,284	6,080,483
Outstanding RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	466,842	1,155,808
Outstanding Related Party Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,638,000	1,638,000